Stock-Based Compensation (Details) - Schedule of weighted-average assumptions	6 Months Ended
Jun. 30, 2022
Schedule Of Weighted Average Assumptions Abstract
Risk-free interest rate	1.61%
Expected term (in years)	7 years 3 days
Expected volatility	43.50%
Dividend yield	0.00%